SCHEDULE OF RECONCILIATION OF PROVISION (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Annual Leave Provision [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the financial year	$ 171,398	$ 152,239
Add: obligation accrued during the year	366,816	62,461
Less: utilised during the year	(225,549)	(43,302)
Balance at the end of the financial year	312,665	171,398
Long Service Leave Provision [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the financial year	210,642	191,031
Add: obligation accrued during the year	18,662	19,611
Less: utilised during the year
Balance at the end of the financial year	$ 229,304	$ 210,642